================================================================================

                               Managed Municipals
                                 Portfolio Inc.





                                Quarterly Report

                                February 28, 1998

                                     [LOGO]

================================================================================

                                     [LOGO]

                               Managed Municipals
                                 Portfolio Inc.


                                February 28, 1998

================================================================================

Dear Shareholder:

     We are pleased to provide the third quarter report for the Managed Municipals Portfolio Inc. ("Portfolio") for the nine months ended February 28, 1998. Over the nine-month period covered by this report, the Portfolio distributed income dividends totaling $0.46 per share. The table below shows the annualized distribution rate and nine-month total return based on the Portfolio's February 28, 1998 net asset value ("NAV") per share and its New York Stock Exchange ("NYSE") closing price:

            Price                   Annualized                 Nine-Month
          Per Share             Distribution Rate*            Total Return
          ---------             ------------------            ------------
      $12.39 (NAV)                   4.84%                      10.83%
      $11.875 (NYSE)                 5.05%                       8.74%

     In comparison, general closed-end municipal bond funds posted an average total return on NAV of 8.10% for the same time period, as reported by Lipper Analytical Services, Inc. (Lipper is a major independent fund-tracking organization.)

Municipal Bond Market Update

     If there was one overriding trend in the bond market over the past year, it had to be the favorable inflation environment despite strong economic growth and a relatively tight labor market. This is clearly the first time in my career as a portfolio manager that inflation has stayed subdued in the face of both of these events.

     The bond market takes its ultimate cue from inflation and bonds experienced a meaningful rally during the past twelve months. A positive inflation outlook continues today and that should, in our view, provide a


------------------
* This distribution assumes a current monthly income dividend rate of $0.05 per share for twelve months.


-------------------------------------[LOGO]-------------------------------------
                                       1

reasonable backdrop for municipal bonds in the months ahead. And while municipal bonds have lagged a little on the upside versus taxable bonds, the after-tax spread between municipal and taxable bonds are very reasonable by historical standards. In our opinion, the difference in spreads between municipal and taxable bonds should make municipal bonds less vulnerable to any short-term rate increase if it occurs.

Fund's Investment Strategy

     As of February 28, 1998, just over 87% of the Portfolio's holdings were rated investment grade (BBB/Baa and higher) by either Standard & Poor's Ratings Service or Moody's Investor Service Inc., with approximately 56% of the Portfolio invested in AAA/Aaa bonds, the highest possible rating. (Investment-grade bonds are rated Aaa, Aa, A and Baa by Moody's Investors Service Inc. or AAA, AA, A and BBB by Standard & Poor's Ratings Service, or within the highest four ratings categories by any other nationally recognized statistical rating organization, or are determined by the manager to be of equivalent quality.) The Portfolio's largest holdings are concentrated in transportation bonds (16.5%), hospital bonds (15.2%), general obligation bonds (11.5%) and water and sewer bonds (10.5%) because we believe they offer good relative values.

Municipal Bond Market Outlook

     We anticipate that the municipal bond market over the next six months will be rather benign, yet not filled with dramatic upside potential. However, we think there may be some upside potential in the market, especially if the long-term U.S. government bond drifts down toward 5 1/2%.

     We believe that you cannot just manage for yield alone, and that is why we concentrate so much on total return. By making adjustments to a fund's average maturity, you can try to lessen the impact of volatility or take advantage of it. We think you are going to miss tremendous opportunities or make yourself more vulnerable to losses when you do not manage for total return.

     Over the long term, you need to generate high total returns in order to provide shareholders with a substantial enough stream of overall distributions, especially when interest rates are heading down. In order to


-------------------------------------[LOGO]-------------------------------------
                                       2

succeed in today's municipal bond market, in baseball terms, you need to hit singles and doubles and not try to always hit home runs. We will, therefore, continue to apply our best efforts on your behalf and provide you with what we believe is the best investment vehicle possible consistent with our total-return philosophy.

     In closing, thank you for investing in the Managed Municipals Portfolio Inc. We look forward to continuing to help you pursue your financial goals.

Sincerely,


/s/ HEATH B. MCLENDON             /s/ JOSEPH P. DEANE

Heath B. McLendon                 Joseph P. Deane
Chairman                          Vice President and
                                  Investment Officer



March 19, 1998




--------------------------------------------------------------------------------

Take Advantage of the Portfolio's Dividend Reinvestment Plan!

     Did you know that fund investors who reinvest their dividends are taking advantage of one of the most effective wealth-building tools available today? The power of automatically reinvesting your dividends is one of the most successful investment strategies available today. Systematic investments put time to work for you through the strength of compounding.

     As an investor in the Portfolio, you can participate in its Dividend Reinvestment Plan, a convenient, simple and efficient way to reinvest your dividends and capital gains, if any, in additional shares of the Portfolio. For more detailed information about the Portfolio's Dividend Reinvestment Plan, please refer to the section that appears on pages 25 and 26.

--------------------------------------------------------------------------------


-------------------------------------[LOGO]-------------------------------------
                                       3

================================================================================
                             Schedule of Investments
                          February 28, 1998 (unaudited)
================================================================================

   Face
   Amount       Ratings                     Security                       Value
===================================================================================

====================================
 MUNICIPAL BONDS AND NOTES -- 100.0%
====================================
Arizona -- 1.3%
$   5,400,000 A-1+       Maricopa County, AZ PCR, Adjustable
                           Refunding, Arizona Public Service Co.
                           Series A, 3.650% due 5/1/29 (a)               $5,400,000
-----------------------------------------------------------------------------------
California -- 11.6%
    1,000,000 AAA        California State Department of Water Resource,
                           (Center Valley Project), Water System,
                           Series O, MBIA-Insured, 4.750% due 12/1/29       937,500
    1,000,000 AAA        California State Public Works Board,
                           Lease Revenue, Department of Corrections,
                           California Prison, AMBAC-Insured,
                           5.250% due 1/1/21                              1,005,000
    2,755,000 AA         California Statewide Community Development
                           Authority COP, (St. Joseph Health System),
                           5.250% due 7/1/21                              2,761,888
                         Los Angeles, CA Public Works, Financing
                           Authority Lease Revenue, Series A:
    2,000,000 AAA            Multiple Capital Projects, AMBAC-Insured,
                               5.125% due 6/1/17                          1,997,500
    3,000,000 AA             Regional Park & Open Space District,
                               5.000% due 10/1/16                         2,992,500
    3,300,000 A-         Los Angeles, CA Regional Airport Improvement
                           Corp., Los Angeles International Airport
                           Lease Revenue, 6.500% due 1/1/32 (b)           3,440,250
                         Los Angeles County, CA Metropolitan,
                           Transportation Authority, Sales Tax Revenue,
                           MBIA-Insured:
    7,700,000 AAA            5.250% due 7/1/17                            7,825,125
    3,000,000 AAA            5.250% due 7/1/18                            3,030,000
                         Metropolitan Water District, Southern California
                           Waterworks Revenue Refunding:
                             Series A:
    3,000,000 AA               5.000% due 7/1/16                          2,996,250
    1,500,000 AA               5.000% due 7/1/18                          1,479,375
    7,500,000 AAA            Series B, MBIA-Insured, 4.750% due 7/1/21    7,115,625
    3,140,000 AAA        Rancho Mirage, CA Redevelopment Agency,
                           Tax Allocation Refunding, (1984 Project),
                           Series A, MBIA-Insured, 5.000% due 4/1/24      3,057,575


                                                       See Notes to
                                                       Financial Statements.
-------------------------------------[LOGO]-------------------------------------
                                       4

================================================================================
                             Schedule of Investments
                    February 28, 1998 (unaudited)(continued)
================================================================================

   Face
   Amount       Ratings                     Security                       Value
===================================================================================
California -- 11.6% (continued)
$ 4,250,000   AAA        Riverside County, CA COP (1997 Lease
                           Refunding Project), MBIA-Insured,
                           5.125% due 11/1/17                           $ 4,271,250
                         Sacramento County, CA,
                           (Public Facilities Project):
    3,500,000 AAA            AMBAC-Insured, 4.750% due 10/1/27            3,290,000
    2,750,000 AAA            MBIA-Insured, 5.375% due 2/1/19              2,808,434
-----------------------------------------------------------------------------------
                                                                         49,008,272
-----------------------------------------------------------------------------------
Colorado -- 14.1%
                         Arapahoe County, CO Capital Improvement,
                           Public Highway Authority:
   12,770,000 AAA            E-470 Public Highway Authority, Series A,
                               MBIA-Insured, 5.000% due 9/1/21           12,434,788
    3,000,000 AAA            Pre-Refunded-- Escrowed with
                               U.S. government securities to 8/31/05
                               Call @ 103, 7.000% due 8/31/26 (c)         3,600,000
    2,000,000 BBB+       Colorado Springs, CO Airport Revenue,
                           Series A, 7.000% due 1/1/22 (b)                2,190,000
    1,000,000 AA         Colorado Springs, CO Utilities Revenue
                           Refunding & Improvement, Series A,
                           5.125% due 11/15/23                              995,000
   60,000,000 Aaa*       Dawson Ridge, CO Metropolitan District No. 1,
                           Series B, (Escrowed to Maturity with
                           Refco Strips), zero coupon due 10/1/22        16,500,000
                         Denver, CO City & County Airport Revenue,
                           Series C:
    3,155,000 Baa1*          6.750% due 11/15/22 (b)(c)                   3,431,063
   10,165,000 Baa1*          6.125% due 11/15/25 (b)                     10,622,425
    8,160,000 AAA            Escrowed to Maturity with
                               U.S. government securities,
                           6.125% due 11/15/25 (b)                        9,271,800
      845,000 Aaa*           Pre-Refunded-- Escrowed with
                               U.S. government securities to 11/15/02
                               Call @ 102, 6.750% due 11/15/22 (b)          947,456
-----------------------------------------------------------------------------------
                                                                         59,992,532
-----------------------------------------------------------------------------------

                                                      See Notes to
                                                      Financial Statements.
-------------------------------------[LOGO]-------------------------------------
                                       5

================================================================================
                             Schedule of Investments
                    February 28, 1998 (unaudited)(continued)
================================================================================

   Face
   Amount       Ratings                     Security                       Value
===================================================================================
Connecticut -- 0.3%
$   1,200,000 A1*        Connecticut State Community Development
                           Authority, Special Obligation, Series A,
                           5.550% due 12/15/15                          $ 1,248,000
-----------------------------------------------------------------------------------
Florida -- 3.3%
    2,480,000 AAA        Florida State Turnpike Authority Revenue
                           Refunding, FGIC-Insured, 5.000% due 7/1/16     2,452,100
    5,000,000 BBB-       Martin County, FL IDA, (Indiantown
                           Cogeneration Project), Series A,
                           7.875% due 12/15/25 (b)                        5,837,500
                         Tampa, FL Revenue Bonds,
                           (Florida Aquarium Inc. Project):
    2,900,000 NR             7.550% due 5/1/12 (d)                        3,327,750
    2,000,000 NR             7.750% due 5/1/27 (c)                        2,310,000
-----------------------------------------------------------------------------------
                                                                         13,927,350
-----------------------------------------------------------------------------------
Hawaii -- 1.0%
    4,010,000 AAA        Hawaii State GO, Series CP, FGIC-Insured,
                           5.000% due 10/1/15                             4,030,050
-----------------------------------------------------------------------------------
Illinois -- 2.0%
                         Illinois Health Facilities Authority Revenue:
    1,000,000 AAA          Edward Obligation Group, Series A,
                             AMBAC-Insured, 5.250% due 2/15/27              983,750
    2,000,000 Aaa*         Memorial Health Systems, MBIA-Insured,
                             5.250% due 10/1/18                           1,995,000
    1,500,000 AAA          Sherman Health Systems, AMBAC-Insured,
                             5.250% due 8/1/27                            1,485,000
    4,000,000 AAA        Illinois State GO, FGIC-Insured,
                           5.250% due 12/1/20                             4,035,000
-----------------------------------------------------------------------------------
                                                                          8,498,750
-----------------------------------------------------------------------------------
Indiana -- 2.5%
    5,000,000 AAA        Indiana Health Facilities Financing Authority,
                           Hospital Revenue, (Sisters of St. Francis
                           Health), MBIA-Insured, 5.375% due 11/1/27      5,025,000
    5,000,000 Aa3*       Indiana Port Commission Revenue Refunding
                           Project, (Cargill Inc. Project),
                           6.875% due 5/1/12 (c)                          5,518,750
-----------------------------------------------------------------------------------
                                                                         10,543,750
-----------------------------------------------------------------------------------

                                                      See Notes to
                                                      Financial Statements.
-------------------------------------[LOGO]-------------------------------------
                                       6

================================================================================
                             Schedule of Investments
                    February 28, 1998 (unaudited)(continued)
================================================================================

   Face
   Amount       Ratings                     Security                       Value
===================================================================================
Louisiana -- 2.0%
-----------------------------------------------------------------------------------
$   2,300,000 VMIG 1*    Louisiana State Offshore Terminal
                           Authority, Deepwater Port Revenue,
                           1st Stage, Series A, 3.650% due 9/1/08 (a)   $ 2,300,000
    5,500,000 Aa3*       Saint Martin Parish, LA Industrial Revenue,
                           (Cargill Inc. Project), 6.625% due 10/1/12     6,029,375
-----------------------------------------------------------------------------------
                                                                          8,329,375
-----------------------------------------------------------------------------------
Maryland -- 0.7%
   10,000,000 NR         Maryland State Energy Financing Administration,
                           Solid Waste Disposal Revenue, Limited
                           Obligation, (Hagerstown Project),
                           9.000% due 10/15/16 (c)(e)                     3,100,000
-----------------------------------------------------------------------------------
Massachusetts -- 3.7%
    4,260,000 AAA        Massachusetts Bay Transportation Authority,
                           Series B, FSA-Insured, 5.250% due 3/1/26       4,286,625
   10,000,000 NR         Massachusetts State Industrial Finance Authority,
                           Solid Waste Disposal Revenue, Massachusetts
                           Recycling Association, Series A,
                           9.000% due 8/1/16 (c)(e)                       3,750,000
    2,000,000 AAA        Massachusetts State Turnpike Authority,
                           Highway System Revenue, Sub-Series B,
                           MBIA-Insured, 5.250% due 1/1/29                2,002,500
                         Massachusetts State Water Resource Authority,
                           MBIA-Insured:
    4,000,000 AAA            Series B, 5.000% due 12/1/25                 3,860,000
    2,000,000 AAA            Series C, 5.250% due 12/1/20                 2,015,000
-----------------------------------------------------------------------------------
                                                                         15,914,125
-----------------------------------------------------------------------------------
Michigan -- 6.3%
    1,675,000 AA+        Michigan Municipal Bond Authority Revenue,
                           State Revolving Fund, 5.125% due 10/1/20       1,689,656
    2,000,000 AA         Michigan State Building Authority Revenue,
                           Facilities Program, Series II,
                           4.750% due 10/15/13                            1,950,000
    5,000,000 AAA        Michigan State Hospital Finance Authority
                           Revenue Refunding, Detroit Medical Group,
                           Series A, MBIA-Insured, 5.250% due 8/15/27     4,962,500
   16,375,000 NR         Midland County, MI Education Development
                           Corp., PCR, Limited Obligation, Series B,
                           9.500% due 7/23/09 (b)(c)                     18,176,250
-----------------------------------------------------------------------------------
                                                                         26,778,406
-----------------------------------------------------------------------------------

                                                      See Notes to
                                                      Financial Statements.
-------------------------------------[LOGO]-------------------------------------
                                       7

================================================================================
                             Schedule of Investments
                    February 28, 1998 (unaudited)(continued)
================================================================================

   Face
   Amount       Ratings                     Security                       Value
===================================================================================
Minnesota -- 1.2%
-----------------------------------------------------------------------------------
$   2,500,000 Aa3*       Duluth, MN Seaway Port Authority, IDA,
                           Dock & Wharf Revenue, (Cargill Inc.
                           Project), 6.800% due 5/1/12                   $2,743,750
                         Minnesota State Higher Education Facilities
                           Authority Revenue, University St. Thomas
                           Education:
      525,000 A2*            Series 3, 5.375% due 4/1/18                    533,531
      615,000 A2*            Series 4, 5.400% due 4/1/23                    621,919
    1,250,000 AA+        Minnesota State Housing Financing Agency,
                           Single-Family Mortgage, Series I,
                           5.500% due 1/1/17                              1,279,688
-----------------------------------------------------------------------------------
                                                                          5,178,888
-----------------------------------------------------------------------------------
Missouri -- 0.2%
    1,000,000 AAA        Fenton, MO COP, Capital Improvement Projects,
                           MBIA-Insured, 5.125% due 9/1/17                1,008,750
-----------------------------------------------------------------------------------
Montana -- 1.9%
    8,000,000 NR         Montana State Board Investment Resource
                           Recovery, (Yellowstone Energy Project),
                           7.000% due 12/31/19                            8,030,000
-----------------------------------------------------------------------------------
New Jersey -- 2.3%
    5,200,000 A+         Hudson County, NJ Improvement Authority,
                           6.625% due 8/1/25                              5,661,500
    4,235,000 Aa3*       New Jersey State Transportation Authority Fund,
                           Transportation System, Series A,
                           4.750% due 6/15/16                             4,076,188
-----------------------------------------------------------------------------------
                                                                          9,737,688
-----------------------------------------------------------------------------------
New York -- 6.2%
    1,500,000 A2*        New York City Municipal Water Financing
                           Authority, Water & Sewer System Revenue,
                           Series A, 5.125% due 6/15/21                   1,473,750
    1,090,000 AAA        New York State Dormitory Authority Lease
                           Revenue, Health Facilities Improvement
                           Program, Series A, FSA-Insured,
                           5.500% due 5/15/16                             1,136,325
                         New York State Dormitory Authority Revenue:
    4,000,000 AAA          Mental Health Services Facilities Improvement,
                             Series D, FSA-Insured, 5.125% due 8/15/17    3,980,000


                                                      See Notes to
                                                      Financial Statements.
-------------------------------------[LOGO]-------------------------------------
                                       8

================================================================================
                             Schedule of Investments
                    February 28, 1998 (unaudited)(continued)
================================================================================

   Face
   Amount       Ratings                     Security                       Value
===================================================================================
New York -- 6.2% (continued)
$   6,000,000 AAA          Montefiore Medical Center, AMBAC-Insured,
                             5.250% due 2/1/15                          $ 6,060,000
    5,000,000 A-           State University Educational Facilities,
                             5.000% due 5/15/14                           4,956,250
    3,000,000 AAA        New York State Local Government Assistance
                           Corp. Refunding, Series B, MBIA-Insured,
                           4.875% due 4/1/20                              2,872,500
    1,000,000 AAA        New York State Medcare Mental Health
                           Services, FGIC-Insured, 5.250% due 2/15/19       998,750
    5,000,000 Aa3*       Triborough Bridge & Tunnel Authority of NY,
                           General Purpose, Series A, 5.000% due 1/1/24   4,825,000
-----------------------------------------------------------------------------------
                                                                         26,302,575
-----------------------------------------------------------------------------------
Ohio -- 4.0%
    2,000,000 AAA        Akron, OH Economic Development,
                           MBIA-Insured, 5.000% due 12/1/18               1,967,500
    1,000,000 AAA        Cleveland-Cuyahoga County, OH Port
                           Authority Revenue, Rock & Roll Hall of
                           Fame, AMBAC-Insured, 5.400% due 12/1/15        1,026,250
    6,360,000 AAA        Cuyahoga County, OH Hospital Revenue
                           Refunding, (Metrohealth System), Series A,
                           MBIA-Insured, 5.125% due 2/15/14               6,383,850
    2,000,000 AAA        Ohio State Higher Educational Facilities
                           Community Revenue, (Union Dayton Project),
                           AMBAC-Insured, 5.350% due 12/1/17              2,060,000
    5,320,000 AAA        Portage County, OH GO, MBIA-Insured,
                           5.250% due 12/1/17                             5,426,400
-----------------------------------------------------------------------------------
                                                                         16,864,000
-----------------------------------------------------------------------------------
Pennsylvania -- 2.5%
    1,000,000 AAA        Allegheny County, PA Airport Revenue,
                           Pittsburgh International Airport, Series B,
                           MBIA-Insured, 5.000% due 1/1/19                  975,000
    6,000,000 AAA        Altoona, PA City Authority, Water Revenue,
                           FGIC-Insured, 5.000% due 11/1/19               5,947,500
    3,500,000 AAA        Montgomery County, PA Higher Education
                           & Health Authority Revenue,
                           Holy Redeemer Health, Series A,
                           AMBAC-Insured, 5.250% due 12/1/17              3,521,875
-----------------------------------------------------------------------------------
                                                                         10,444,375
-----------------------------------------------------------------------------------


                                                      See Notes to
                                                      Financial Statements.
-------------------------------------[LOGO]-------------------------------------
                                       9

================================================================================
                             Schedule of Investments
                    February 28, 1998 (unaudited)(continued)
================================================================================

   Face
   Amount       Ratings                     Security                       Value
===================================================================================
Puerto Rico -- 0.5%
$   2,000,000 AAA        Puerto Rico Commonwealth Infrastructure
                           Financing Authority, AMBAC-Insured,
                           5.000% due 7/1/16                            $ 2,002,500
-----------------------------------------------------------------------------------
South Carolina -- 2.4%
    4,000,000 AAA        Lexington County, SC Health Services
                           District Inc., Hospital Revenue
                           Refunding & Improvement,
                           FSA-Insured, 5.250% due 11/1/17                4,035,000
    2,000,000 A3*        Myrtle Beach, SC COP, Myrtle Beach
                           Convention Center, 6.875% due 7/1/07           2,162,500
    4,140,000 AAA        Piedmont, SC Municipal Power Agency,
                           Electric Revenue Refunding, Series A,
                           MBIA-Insured, 4.875% due 1/1/16                4,020,975
-----------------------------------------------------------------------------------
                                                                         10,218,475
-----------------------------------------------------------------------------------
Tennessee -- 0.3%
    1,150,000 NR         Hardeman County, TN Correctional Facilities
                           Corp., 7.750% due 8/1/17                       1,292,313
-----------------------------------------------------------------------------------
Texas -- 14.0%
    3,990,000 Aaa*       Azle, TX ISD, PSFG, Series C,
                           5.000% due 2/15/22                             3,875,288
    4,000,000 AAA        Bexar County, TX Health Facilities Development
                           Corp. Revenue, Baptist Health Systems,
                           Series A, MBIA-Insured, 5.250% due 11/15/27    3,975,000
    2,000,000 AAA        Brownsville, TX Utility Systems Revenue,
                           AMBAC-Insured, 5.250% due 9/1/20               2,005,000
                         Burleson, TX ISD, PSFG:
    1,160,000 Aaa*         6.750% due 8/1/24                              1,306,450
    2,840,000 AAA          Pre-Refunded-- Escrowed with
                             U.S. government securities to 8/1/06
                             Call @ 100, 6.750% due 8/1/24                3,326,350
    2,960,000 AA-        Fort Worth, TX Higher Education Financing
                           Corp., Higher Education Revenue,
                           (Texas Christian University Project),
                           5.000% due 3/15/14                             2,941,500
    1,000,000 AA         Harris County, TX Health Facilities
                           Development Corp. Revenue, School Health
                           Care Systems, Series B, 5.750% due 7/1/27      1,062,500


                                                      See Notes to
                                                      Financial Statements.
-------------------------------------[LOGO]-------------------------------------
                                       10

================================================================================
                             Schedule of Investments
                    February 28, 1998 (unaudited)(continued)
================================================================================

   Face
   Amount       Ratings                     Security                       Value
===================================================================================
Texas -- 14.0% (continued)
                         Harris County, TX Toll Road Refunding:
$   8,000,000 AAA          Sr. Lien, FGIC-Insured, 5.375% due 8/15/20   $ 8,100,000
    5,185,000 AA           Sub. Lien, 5.125% due 8/15/16                  5,204,444
    2,000,000 AAA        Leander, TX ISD, PSFG, 5.625% due 8/15/18        2,043,820
    2,670,000 AAA        Manor TX, ISD, Refunding, PSFG,
                           5.000% due 8/1/17                              2,639,963
    2,000,000 AAA        Nueces River Authority, TX Water Supply
                           Facilities, FSA-Insured, 5.500% due 3/1/27     2,057,500
    2,000,000 AAA        Plano, TX Facilities Health Development Corp.
                           Revenue, Texas Health Resources System,
                           Series C, MBIA-Insured, 5.250% due 2/15/26     1,997,500
    2,000,000 AA         Texas State Refunding, PFA,
                           5.000% due 10/1/12                             2,020,000
                         Texas Water Development Board Revenue,
                           State Revolving Fund, Sr. Lien, Series B:
    3,000,000 AAA            5.000% due 7/15/14                           3,018,750
    1,000,000 AAA            5.000% due 7/15/15                           1,002,500
    5,000,000 AAA            5.000% due 7/15/16                           4,987,500
    8,000,000 AAA            5.000% due 7/15/19                           7,900,000
-----------------------------------------------------------------------------------
                                                                         59,464,065
-----------------------------------------------------------------------------------
Utah -- 1.1%
    5,000,000 A+         Intermountain Power Agency, Utah Power
                           Supply Revenue Refunding, Series D,
                           5.000% due 7/1/21                              4,875,000
-----------------------------------------------------------------------------------
Virginia -- 3.9%
    4,700,000 A2*        Harrisonburg, VA Redevelopment & Housing
                           Authority, (Jail & Courthouse Project),
                           Public Facilities Lease Revenue,
                           6.500% due 9/1/14                              4,940,875
                         Virginia College Building Authority,
                           Virginia Educational Facilities Revenue,
                           21st Century College Program:
    3,590,000 AA             5.250% due 8/1/13                            3,720,138
    3,805,000 AA             5.250% due 8/1/14                            3,933,419
                         Virginia State HDA, Multi-Family Housing:
    1,655,000 AA+          Series D, 6.250% due 1/1/15                    1,779,125
    1,235,000 AAA          Series H, AMBAC-Insured, 6.300%
                             due 11/1/15                                  1,330,713
      600,000 Aa1*         Series K, 5.800% due 11/1/10                     644,250
-----------------------------------------------------------------------------------
                                                                         16,348,520
-----------------------------------------------------------------------------------


                                                      See Notes to
                                                      Financial Statements.
-------------------------------------[LOGO]-------------------------------------
                                       11

================================================================================
                             Schedule of Investments
                    February 28, 1998 (unaudited)(continued)
================================================================================

   Face
   Amount       Ratings                     Security                       Value
===================================================================================
Washington -- 7.4%
                         Chelan County, WA GO Public Utilities,
                           District No. 1, Columbus River Rock:
                             Series A, MBIA-Insured:
  $20,685,000 AAA              Zero coupon due 6/1/21                   $ 6,308,925
   22,685,000 AAA              Zero coupon due 6/1/22                     6,493,581
    4,750,000 AA             Series B, Remarketed 7/1/92, Mandatory
                               put 7/1/19, 6.750% due 7/1/62 (b)(c)       5,046,874
   10,550,000 AA-        Washington State Health Care Facilities,
                           Authority Revenue, Sisters of Providence
                           Hospital, 7.875% due 10/1/10 (c)              11,354,437
    2,000,000 AAA        Washington State Public Power Supply System
                           Project Number 2, Series A, FSA-Insured,
                           5.125% due 7/1/11                              2,037,500
-----------------------------------------------------------------------------------
                                                                         31,241,317
-----------------------------------------------------------------------------------
West Virginia -- 1.2%
                         Marion County, WV Community Solid Waste
                           Disposal Facilities Revenue,
                           Adirondack Recycling:
    4,525,174 NR             Series A, 8.000% due 12/1/25 (b)             4,525,174
      632,431 NR             Series B, 10.000% due 12/1/25 (b)              632,431
-----------------------------------------------------------------------------------
                                                                          5,157,605
-----------------------------------------------------------------------------------
Wisconsin -- 2.0%
    4,070,000 AA         Wisconsin State GO, Series B,
                           6.600% due 1/1/22 (b) 4,354,900 Wisconsin State
                         Health & Educational Facilities
                           Authority Revenue, MBIA-Insured:
    3,000,000 AAA            Aurora Health Care Inc.,
                               5.250% due 8/15/17                         3,022,500
    1,000,000 AAA            The Medical College of Wisconsin Inc.
                               Project, 5.400% due 12/1/16                1,018,750
-----------------------------------------------------------------------------------
                                                                          8,396,150
-----------------------------------------------------------------------------------

                                                      See Notes to
                                                      Financial Statements.
-------------------------------------[LOGO]-------------------------------------
                                       12

================================================================================
                             Schedule of Investments
                    February 28, 1998 (unaudited)(continued)
================================================================================

   Face
   Amount       Ratings                     Security                       Value
===================================================================================
Wyoming -- 0.1%
-----------------------------------------------------------------------------------
$     500,000 VMIG 1*    Uinta County, WY PCR, (Chevron U.S.A Inc.
                           Project), 3.600% due 12/1/22 (a)              $  500,000
-----------------------------------------------------------------------------------
                        TOTAL INVESTMENTS -- 100%
                        (COST -- $408,179,771**)                       $423,832,831
                                                                       ============
-----------------------------------------------------------------------------------


(a) Variable rate municipal bonds and notes are payable upon not more than one business day's notice.
(b) Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax.
(c)  Security is segregated by Custodian for open purchase commitments.
(d) Security is partially segregated by Custodian for futures contracts commitments.
(e)  Security is in default.
**   Aggregate cost for Federal income tax purposes is substantially the same.

     See pages 14 and 15 for definition of ratings and certain security descriptions.


================================================================================
                   Summary of Investments by Combined Ratings
                          February 28, 1998 (unaudited)
================================================================================


================================================================================
                                                                 Percentage of
     Moody's          and/or         Standard & Poor's         Total Investments
===============================================================================
       Aaa                                   AAA                        55.9%
       Aa                                    AA                         19.2
        A                                     A                          7.1
       Baa                                   BBB                         5.2
     VMIG 1                                  A-1                         1.9
       NR                                    NR                         10.7
                                                                        ----
                                                                       100.0%
                                                                       =====
================================================================================




                                                      See Notes to
                                                      Financial Statements.
-------------------------------------[LOGO]-------------------------------------
                                       13

================================================================================
                                  Bond Ratings
                                   (unaudited)
================================================================================


All ratings are by Standard & Poor's Ratings Service ("Standard & Poor's"), except those identified by an asterisk (*) which are rated by Moody's Investors Service Inc. ("Moody's"). The definitions of the applicable rating symbols are set forth below:

Standard & Poor's -- Ratings from "AA" to "BBB" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA   --  Bonds rated "AAA" have the highest rating assigned by Standard &
          Poor's. Capacity to pay interest and repay principal is extremely strong.

AA    --  Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.

A     --  Bonds rated "A" have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB   --  Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

Moody's -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "Baa," where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa   --  Bonds that are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa    --  Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

A     --  Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa   --  Bonds that are rated "Baa" are considered as medium grade obligations,
          i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NR    --  Indicates that the bond is not rated by Standard & Poor's or Moody's.




-------------------------------------[LOGO]-------------------------------------
                                       14

================================================================================
                           Short-Term Security Ratings
                                   (unaudited)
================================================================================

SP-1 -- Standard & Poor's highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1   --  Standard & Poor's highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1--  Moody's highest rating for issues having a demand feature -- VRDO.

P-1   --  Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.


================================================================================
                              Security Descriptions
                                   (unaudited)
================================================================================

ABAG     --  Association of Bay Area Governments
AIG      --  American International Guaranty
AMBAC    --  AMBAC Indemnity Corporation
BAN      --  Bond Anticipation Notes
BIG      --  Bond Investors Guaranty
CDA      --  Community Development Administration
CGIC     --  Capital Guaranty Insurance Company
CHFCLI   --  California Health Facility Construction Loan Insurance
COP      --  Certificate of Participation
EDA      --  Economic Development Authority
ETM      --  Escrowed To Maturity
FAIRS    --  Floating Adjustable Interest Rate Securities
FGIC     --  Financial Guaranty Insurance Company
FHA      --  Federal Housing Administration
FHLMC    --  Federal Home Loan Mortgage Corporation
FNMA     --  Federal National Mortgage Association
FRTC     --  Floating Rate Trust Certificates
FSA      --  Federal Savings Association
GIC      --  Guaranteed Investment Contract
GNMA     --  Government National Mortgage Association
GO       --  General Obligation
HDC      --  Housing Development Corporation
HDA      --  Housing Development Authority
HFA      --  Housing Finance Authority
IDA      --  Industrial Development Authority
IDB      --  Industrial Development Board
IDR      --  Industrial Development Revenue
INFLOS   --  Inverse Floaters
ISD      --  Independent School District
LOC      --  Letter of Credit
MBIA     --  Municipal Bond Investors Assurance Corporation
MVRICS   --  Municipal Variable Rate Inverse Coupon Security
PCR      --  Pollution Control Revenue
PFA      --  Public Finance Authority
PSFG     --  Permanent School Fund Guaranty
RAN      --  Revenue Anticipation Notes
RIBS     --  Residual Interest Bonds
RITES    --  Residual Interest Tax-Exempt Securities
TAN      --  Tax Anticipation Notes
TECP     --  Tax Exempt Commercial Paper
TOB      --  Tender Option Bonds
TRAN     --  Tax and Revenue Anticipation Notes
SYCC     --  Structured Yield Curve Certificate
VAN      --  Veterans Administration
VRDD     --  Variable Rate Daily Demand
VRWE     --  Variable Rate Wednesday Demand



-------------------------------------[LOGO]-------------------------------------
                                       15

================================================================================
                       Statement of Assets and Liabilities
                                   (unaudited)
================================================================================

                                                               February 28, 1998
================================================================================
ASSETS:
   Investments, at value (Cost-- $408,179,771)                      $423,832,831
   Interest receivable                                                 5,212,971
   Receivable for securities sold                                        983,249
--------------------------------------------------------------------------------
   Total Assets                                                      430,029,051
--------------------------------------------------------------------------------
LIABILITIES:
   Dividends payable                                                     905,836
   Investment advisory fees payable                                      239,076
   Administration fees payable                                            69,244
   Payable to bank                                                        24,404
   Accrued expenses                                                       46,435
--------------------------------------------------------------------------------
   Total Liabilities                                                   1,284,995
--------------------------------------------------------------------------------
Total Net Assets                                                    $428,744,056
================================================================================

NET ASSETS:
   Par value of capital shares                                         $  34,607
   Capital paid in excess of par value                               413,576,918
   Overdistributed net investment income                                (465,529)
   Accumulated net realized loss from
     security transactions and futures contracts                         (55,000)
   Net unrealized appreciation of investments                         15,653,060
--------------------------------------------------------------------------------
TOTAL NET ASSETS
   (Equivalent to $12.39 per share on 34,606,953 shares of $0.001
     par value outstanding: 500,000,000 shares authorized)          $428,744,056
================================================================================


                                                  See Notes to
                                                  Financial Statements.
-------------------------------------[LOGO]-------------------------------------
                                       16

================================================================================
                             Statement of Operations
                                   (unaudited)
================================================================================

                                                                     Nine Months
                                                                        Ended
                                                                       2/28/98
================================================================================
INVESTMENT INCOME:
   Interest                                                          $17,058,732
--------------------------------------------------------------------------------
EXPENSES:
   Investment advisory fees (Note 3)                                   2,225,925
   Administration fees (Note 3)                                          635,979
   Shareholder communications                                            155,099
   Audit and legal                                                        38,086
   Directors' fees                                                        36,092
   Registration fees                                                      21,877
   Custody                                                                14,269
   Shareholder and system servicing fees                                  14,252
   Pricing service fees                                                    9,019
   Other                                                                   5,672
--------------------------------------------------------------------------------
   Total Expenses                                                      3,156,270
--------------------------------------------------------------------------------
Net Investment Income                                                 13,902,462
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
AND FUTURES CONTRACTS (NOTES 4 AND 5):
   Realized Gain (Loss) From:
     Security transactions (excluding short-term securities)           6,470,556
     Futures contracts                                                   (53,000)
--------------------------------------------------------------------------------
   Net Realized Gain                                                   6,417,556
--------------------------------------------------------------------------------
   Change in Net Unrealized Appreciation (Depreciation)
   of Investments:
     Beginning of period                                              (6,878,902)
     End of period                                                    15,653,060
--------------------------------------------------------------------------------
   Increase in Net Unrealized Appreciation                            22,531,962
--------------------------------------------------------------------------------
Net Gain on Investments and Futures Contracts                         28,949,518
--------------------------------------------------------------------------------
Increase in Net Assets From Operations                               $42,851,980
================================================================================


                                                  See Notes to
                                                  Financial Statements.
-------------------------------------[LOGO]-------------------------------------
                                       17

================================================================================
                       Statements of Changes in Net Assets
================================================================================

                                                    Nine Months
                                                   Ended 2/28/98     Year Ended
                                                    (unaudited)        5/31/97
================================================================================
OPERATIONS:
   Net investment income                           $ 13,902,462     $ 23,131,200
   Net realized gain                                  6,417,556        8,491,422
   Increase (decrease) in net
     unrealized appreciation                         22,531,962       (5,938,398)
--------------------------------------------------------------------------------
   Increase in Net Assets From Operations            42,851,980       25,684,224
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
FROM (NOTE 2):
   Net investment income                            (15,903,640)     (22,772,196)
   Net realized gains                               (10,161,898)     (10,177,035)
--------------------------------------------------------------------------------
   Decrease in Net Assets From
     Distributions to Shareholders                  (26,065,538)     (32,949,231)
--------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 6):
   Net asset value of shares issued
     for reinvestment of dividends                      671,821          626,322
--------------------------------------------------------------------------------
   Increase in Net Assets From
     Fund Share Transactions                            671,821          626,322
--------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                    17,458,263       (6,638,685)
NET ASSETS:
   Beginning of period                              411,285,793      417,924,478
--------------------------------------------------------------------------------
   End of period*                                  $428,744,056     $411,285,793
================================================================================

* Includes undistributed (overdistributed) net
    investment income of:                             $(465,529)      $1,535,649
================================================================================


                                                  See Notes to
                                                  Financial Statements.
-------------------------------------[LOGO]-------------------------------------
                                       18

================================================================================
                          Notes to Financial Statements
                                   (unaudited)
================================================================================

     1. Significant Accounting Policies

     Managed Municipals Portfolio Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company.

     The significant accounting policies consistently followed by the Fund are:
(a) security transactions are accounted for on trade date; (b) securities are valued at the mean between bid and ask prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities; (c) securities maturing within 60 days or less are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) gains or losses on sale of securities are calculated by using the specific identification method; (e) interest income, adjusted for amortization of premium and accretion of original issue discount, is recorded on an accrual basis; market discount is recognized upon the disposition of the security; (f) dividends and distributions to shareholders are recorded on the ex-dividend date; (g) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (h) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At May 31, 1997, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations; and (i) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

     2. Exempt-Interest Dividends and Other Distributions

     The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular Federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund.

     Capital gain distributions, if any, are taxable to shareholders, and are declared and paid at least annually.


-------------------------------------[LOGO]-------------------------------------
                                       19

================================================================================
                          Notes to Financial Statements
                             (unaudited)(continued)
================================================================================

     3. Investment Advisory Agreement, Administration Agreement and Other Transactions

     Mutual Management Corp. ("MMC"), formerly known as Smith Barney Mutual Funds Management Inc., a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), acts as investment adviser to the Fund. The Fund pays MMC a fee calculated at an annual rate of 0.70% of the average daily net assets of the Fund. This fee is calculated daily and paid monthly.

     MMC also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets; this fee is calculated daily and paid monthly.

     All officers and one Director of the Fund are employees of Smith Barney Inc., another subsidiary of SSBH.

     4. Investments

     For the nine months ended February 28, 1998, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

================================================================================
Purchases                                                           $311,002,273
--------------------------------------------------------------------------------
Sales                                                                334,545,995
================================================================================

     At February 28, 1998, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

================================================================================
Gross unrealized appreciation                                       $28,816,050
Gross unrealized depreciation                                       (13,162,990)
--------------------------------------------------------------------------------
Net unrealized appreciation                                         $15,653,060
================================================================================

     5. Futures Contracts

     Initial margin deposits made upon entering into futures contracts are recognized as assets. Securities equal to the initial margin amount are segregated by the custodian in the name of the broker. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon


-------------------------------------[LOGO]-------------------------------------
                                       20

================================================================================
                          Notes to Financial Statements
                             (unaudited)(continued)
================================================================================

whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract.

     The Fund enters into such contracts to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts).

     At February 28, 1998, the Fund had no open futures contracts.

     6. Capital Shares

     During the nine months ended February 28, 1998 and the year ended May 31, 1997, capital stock transactions were as follows:

                                            1998                  1997
                                     ------------------     -----------------

                                     Shares      Amount     Shares      Amount
================================================================================
Shares issued on reinvestment        54,539     $671,821    53,994     $626,322
================================================================================



-------------------------------------[LOGO]-------------------------------------
                                       21

================================================================================
                              Financial Highlights
================================================================================

For a share of capital stock outstanding throughout each period:

                                              1998(1)           1997            1996           1995          1994         1993(2)
====================================================================================================================================
Net Asset Value,
   Beginning of Period                         $11.90           $12.11         $12.55         $12.26        $13.00        $12.00
------------------------------------------------------------------------------------------------------------------------------------
Income From Operations:
   Net investment income                         0.40             0.67           0.67           0.72          0.67          0.63
   Net realized and
     unrealized gain (loss)                      0.84             0.08          (0.35)          0.49         (0.23)         0.97
------------------------------------------------------------------------------------------------------------------------------------
Total Income
   From Operations                               1.24             0.75           0.32           1.21          0.44          1.60
------------------------------------------------------------------------------------------------------------------------------------
Offering Costs Charged
   to Paid-In Capital                              --               --             --             --            --         (0.02)
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                        (0.46)           (0.66)         (0.75)         (0.67)        (0.67)        (0.55)
   Net realized gains                           (0.29)           (0.30)         (0.01)         (0.25)        (0.51)        (0.03)
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                             (0.75)           (0.96)         (0.76)         (0.92)        (1.18)        (0.58)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
   End of Period                               $12.39           $11.90         $12.11         $12.55        $12.26        $13.00
------------------------------------------------------------------------------------------------------------------------------------
Total Return, Based on
   Market Value                                  8.74%++          7.89%          8.26%          8.40%         2.98%         7.02%++
------------------------------------------------------------------------------------------------------------------------------------
Total Return, Based on
   Net Asset Value*                             10.83%++          6.59%          2.79%         10.96%         3.45%        13.58%++
------------------------------------------------------------------------------------------------------------------------------------
Net Assets,
   End of Period (millions)                      $429             $411           $418           $433          $423          $444
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                      0.99%+           1.00%          1.00%          1.02%         1.00%         0.98%+
   Net investment income                         4.37+            5.56           5.35           5.97          5.15          5.48+
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                            72%             113%            45%            93%           72%          169%
------------------------------------------------------------------------------------------------------------------------------------
Market Value,
   End of Period                              $11.875          $11.625        $11.690        $11.500       $11.500      $12.250
====================================================================================================================================

(1)  For the nine months ended February 28, 1998 (unaudited).
(2) For the period from June 26, 1992 (commencement of operations) to May 31, 1993.
* The total return calculation assumes that dividends are reinvested in accordance with the Fund's dividend reinvestment plan.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.



-------------------------------------[LOGO]-------------------------------------
                                       22




================================================================================
                         Quarterly Results of Operations
                                   (unaudited)
================================================================================

                                                                         Net Realized and             Net Increase
                                                                           Unrealized                 (Decrease) in
                    Investment               Net Investment              Gain (Loss) on              Net Assets From
                      Income                    Income                     Investments                  Operations
               ----------------------------------------------------------------------------------------------------------
                                 Per                        Per                        Per                          Per
Quarter Ended    Total          Share      Total           Share      Total           Share       Total            Share
=========================================================================================================================
August 31,
   1995       $6,836,154        $0.20    $5,726,578        $0.17   $(4,006,671)       $(0.12)   $1,719,907        $ 0.05
November 30,
   1995        6,832,879         0.20     5,725,758         0.17     9,842,182          0.29     15,567,940         0.45
February 29,
   1996        6,815,655         0.19     5,690,615         0.16      (268,190)        (0.01)     5,422,425         0.16
May 31,
   1996        6,848,128         0.20     5,871,300         0.17   (17,496,145)        (0.51)   (11,624,845)       (0.34)
August 31,
   1996        7,112,514         0.21     6,061,372         0.18    (2,945,507)        (0.09)     3,115,865         0.09
November 30,
   1996        6,873,415         0.20     5,826,055         0.17    17,188,697          0.50     23,014,752         0.67
February 28,
   1997        6,706,752         0.19     5,680,888         0.16    (9,381,274)        (0.27)    (3,700,386)       (0.11)
May 31,
   1997        6,582,277         0.19     5,562,885         0.16    (2,308,892)        (0.06)     3,253,993         0.10
August 31,
   1997        5,809,421         0.17     4,751,757         0.14    11,642,588          0.34     16,394,345         0.48
November 30,
   1997        5,571,655         0.16     4,540,883         0.13     9,907,664          0.29     14,448,547         0.42
February 28,
   1998        5,677,656         0.16     4,609,822         0.13     7,399,266          0.21     12,009,088         0.34
=========================================================================================================================


-------------------------------------[LOGO]-------------------------------------
                                       23

================================================================================
                                 Financial Data
                                   (unaudited)
================================================================================

For a share of capital stock outstanding throughout each period:

                                 NYSE           Net                      Dividend
  Record       Payable          Closing        Asset       Dividend    Reinvestment
   Date          Date           Price+        Value+         Paid          Price
================================================================================

  6/23/95       6/30/95        $11.625        $12.49        $0.064        $11.86
  7/26/95       7/31/95         11.750         12.33         0.064         11.84
  8/22/95       8/25/95         11.750         12.20         0.064         11.90
  9/26/95       9/29/95         11.750         12.38         0.064         11.87
 10/24/95      10/27/95         11.750         12.46         0.064         11.92
 11/20/95      11/24/95         11.875         12.59         0.064         11.99
 12/26/95      12/29/95         12.125         12.69         0.064         12.30
  1/23/96       1/26/96         12.500         12.66         0.064         12.51
  2/20/96       2/23/96         12.250         12.68         0.064         12.14
  3/26/96       3/29/96         11.750         12.43         0.060         11.61
  4/23/96       4/26/96         11.250         12.24         0.060         11.53
  5/28/96       5/31/96         11.813         12.25         0.060         11.65
  6/25/96       6/28/96         11.500         12.05         0.060         11.49
  7/23/96       7/26/96         11.875         12.05         0.060         11.87
  8/27/96       8/30/96         11.688         12.12         0.060         11.72
  9/24/96       9/27/96         11.625         12.13         0.060         11.64
 10/22/96      10/25/96         11.625         12.23         0.060         11.57
 11/25/96      11/29/96         11.500         12.44         0.060         11.57
 12/23/96*     12/27/96         11.375         12.12         0.295         11.73
  1/28/97       1/31/97         11.625         11.88         0.060         11.75
  2/25/97       2/28/97         11.750         12.07         0.060         11.78
  3/24/97       3/27/97         11.500         11.73         0.060         11.53
  4/22/97       4/25/97         11.563         11.60         0.060         11.57
  5/27/97       5/30/97         11.375         11.82         0.060         11.68
  6/24/97       6/27/97         11.750         12.06         0.060         11.98
  7/22/97       7/25/97         12.000         12.43         0.060         12.08
  8/26/97       8/29/97         11.750         12.17         0.060         11.83
  9/23/97       9/26/97         11.750         12.30         0.056         11.91
 10/28/97      10/31/97         11.375         12.33         0.056         11.60
 11/24/97      11/28/97         11.563         12.41         0.056         11.64
 12/22/97*     12/26/97         11.625         12.39         0.294         12.24
  1/27/98       1/30/98         11.938         12.41         0.056         12.04
  2/24/98       2/27/98         11.938         12.39         0.056         11.60
================================================================================

+  As of record date.
*  Capital gain distribution.


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                                       24

================================================================================
                           Dividend Reinvestment Plan
                                   (unaudited)
================================================================================

     Under the Fund's Dividend Reinvestment Plan ("Plan"), a shareholder whose shares of Common Stock are registered in his own name will have all distributions from the Fund reinvested automatically by First Data Investor Services Group, Inc. ("First Data") as agent under the Plan, unless the shareholder elects to receive cash. Distributions with respect to shares registered in the name of a broker-dealer or other nominee (that is, in "Street Name") will be reinvested by the broker or nominee in additional shares under the Plan, unless the service is not provided by the broker or nominee or the shareholder elects to receive distributions in cash. Investors who own Common Stock registered in Street Name should consult their broker-dealers for details regarding reinvestment. All distributions to shareholders who do not participate in the Plan will be paid by check mailed directly to the record holder by or under the direction of First Data as dividend paying agent.

     The number of shares of Common Stock distributed to participants in the Plan in lieu of a cash dividend is determined in the following manner. When the market price of the Common Stock is equal to or exceeds the net asset value per share of the Common Stock on the date of valuation, Plan participants will be issued shares of Common Stock at a price equal to the greater of net asset value most recently determined as described below under "Net Asset Value" or 95% of the market price of the Common Stock.

     If the market price of the Common Stock is less than the net asset value of the Common Stock at the time of valuation, or if the Fund declares a dividend or capital gains distribution payable only in cash, First Data will buy Common Stock in the open market, on the New York Stock Exchange or elsewhere, for the participant accounts. If following the commencement of the purchases and before First Data has completed its purchases, the market price exceeds the net asset value of the Common Stock, First Data will attempt to terminate purchases in the open market and cause the Fund to issue the remaining portion of the dividend or distribution in shares at a price equal to the greater of (a) net asset value or
(b) 95% of the then current market price. In this case, the number of shares received by a Plan participant will be based on the weighted average of prices paid for shares purchased in the open market and the price at which the Fund issues the remaining shares. To the extent First Data is unable to stop open market purchases and cause the Fund to issue the remaining shares, the average per share purchase price paid by the Purchasing Agent may exceed the net asset value of the Common Stock, resulting in the acquisition of fewer shares than if the dividend or capital gains distribution had been paid in Common Stock issued by the Fund at net asset value. First Data will begin to purchase Common Stock on the open market as soon as practicable after the payment date of the dividend or capital gains distribution, but in no event shall such purchases continue later than 30 days after that date, except when necessary to comply with applicable provisions of the federal securities laws.


-------------------------------------[LOGO]-------------------------------------
                                       25

================================================================================
                           Dividend Reinvestment Plan
                             (unaudited) (continued)
================================================================================

     First Data maintains all shareholder accounts in the Plan and furnishes written confirmations of all transactions in each account, including information needed by a shareholder for personal and tax records. The automatic reinvestment of dividends and capital gains distributions will not relieve Plan participants of any income tax that may be payable on the dividends or capital gains distributions. Common Stock in the account of each Plan participant will be held by First Data in uncertificated form in the name of each Plan participant.

     Plan participants are subject to no charge for reinvesting dividends and capital gains distributions under the Plan. First Data's fees for handling the reinvestment of dividends and capital gains distributions will be paid by the Fund. No brokerage charges apply with respect to shares of Common Stock issued directly by the Fund under the Plan. Each Plan participant will, however, bear a proportionate share of brokerage commissions incurred with respect to any open market purchases made under the Plan.

     Experience under the Plan may indicate that changes to it are desirable. The Fund reserves the right to amend or terminate the Plan as applied to any dividend or capital gains distribution paid subsequent to written notice of the change sent to participants at least 30 days before the record date for the dividend or capital gains distribution. The Plan also may be amended or terminated by First Data, with the Fund's prior written consent, on at least 30 days' written notice to Plan participants. All correspondence concerning the Plan should be directed by mail to First Data Investor Services Group, Inc., P.O. Box 8030, Boston, Massachusetts 02266 or by telephone at 1-800-331-1710.

                       ----------------------------------

     Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase shares of its common stock in the open market.


-------------------------------------[LOGO]-------------------------------------
                                       26

                               Managed Municipals
                                 Portfolio Inc.

Directors                               Investment Adviser and Administrator
Allan J. Bloostein                      Mutual Management Corp.
Martin Brody                            388 Greenwich Street
Dwight B. Crane                         New York, New York 10013
Robert A. Frankel
William R. Hutchinson                   Transfer Agent
Heath B. McLendon, Chairman             First Data Investor Services
                                         Group, Inc.
Charles F. Barber, Emeritus             P.O. Box 8030
                                        Boston, Massachusetts 02266
Officers
Heath B. McLendon                       Custodian
President and                           PNC Bank, N.A.
Chief Executive Officer                 17th & Chestnut Streets
                                        Philadelphia, Pennsylvania 19103
Lewis E. Daidone
Senior Vice President
and Treasurer

Joseph P. Deane
Vice President and
Investment Officer

David Fare
Investment Officer

Thomas M. Reynolds
Controller

Christina T. Sydor
Secretary


-------------------------------------[LOGO]-------------------------------------
                                       27

                      [This page intentionally left blank]

================================================================================


              This report is only intended for shareholders of the
                        Managed Municipals Portfolio Inc.
                             It is not a Prospectus,
               circular or representation intended for use in the
                purchase or sale of shares of the Fund or of any
                       securities mentioned in the report.
                                   FD0879 4/98


================================================================================